FAIR VALUE MEASUREMENTS (Notes)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements - The following tables set forth our recurring fair value measurements for the periods indicated:

	December 31, 2016
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Derivative assets
Commodity contracts
Financial contracts	$1,147	$—	$4,564	$5,711	$(4,760)	$951
Interest-rate contracts	—	47,457	—	47,457	—	47,457
Total derivative assets	$1,147	$47,457	$4,564	$53,168	$(4,760)	$48,408

Derivative liabilities
Commodity contracts
Financial contracts	$(31,458)	$—	$(24,861)	$(56,319)	$56,319	$—
Physical contracts	—	—	(3,022)	(3,022)	—	(3,022)
Interest-rate contracts	—	(12,795)	—	(12,795)	—	(12,795)
Total derivative liabilities	$(31,458)	$(12,795)	$(27,883)	$(72,136)	$56,319	$(15,817)
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis.  We net derivative assets and liabilities when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and us. At December 31, 2016, we held no cash and posted $67.7 million of cash with various counterparties, including $51.6 million of cash collateral that is offsetting derivative net liability positions under master-netting arrangements in the table above. The remaining $16.1 million of cash collateral in excess of derivative net liability positions is included in other current assets in our Consolidated Balance Sheets.
(b) - Included in other current assets, other assets or other current liabilities in our Consolidated Balance Sheets.

	December 31, 2015
	Level 1	Level 2	Level 3	Total - Gross	Netting (a)	Total - Net (b)
	(Thousands of dollars)
Derivative assets
Commodity contracts
Financial contracts	$38,921	$—	$7,253	$46,174	$(42,414)	$3,760
Physical contracts	—	—	3,591	3,591	—	3,591
Total derivative assets	$38,921	$—	$10,844	$49,765	$(42,414)	$7,351

Derivative liabilities
Commodity contracts
Financial contracts	$(4,513)	$—	$(3,513)	$(8,026)	$8,026	$—
Interest-rate contracts	—	(9,936)	—	(9,936)	—	(9,936)
Total derivative liabilities	$(4,513)	$(9,936)	$(3,513)	$(17,962)	$8,026	$(9,936)
(a) - Derivative assets and liabilities are presented in our Consolidated Balance Sheets on a net basis. We net derivative assets and liabilities when a legally enforceable master-netting arrangement exists between the counterparty to a derivative contract and us. At December 31, 2015, we held $34.4 million of cash from various counterparties that is offsetting derivative net asset positions in the table above under master-netting arrangements and had no cash collateral posted.
(b) - Included in other current assets or other current liabilities in our Consolidated Balance Sheets.

The following table sets forth the reconciliation of our Level 3 fair value measurements for the periods indicated:

	Years Ended December 31,
Derivative Assets (Liabilities)	2016	2015
	(Thousands of dollars)
Net assets (liabilities) at beginning of period	$7,331	$9,285
Total realized/unrealized gains (losses):
Included in earnings (a)	(320)	216
Included in other comprehensive income (loss)	(30,330)	(2,170)
Net assets (liabilities) at end of period	$(23,319)	$7,331

(a) - Included in commodity sales revenues in our Consolidated Statements of Income.

Realized/unrealized gains (losses) include the realization of derivative contracts through maturity. During the years ended December 31, 2016 and 2015, gains or losses included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the end of each reporting period were not material.

We recognize transfers into and out of the levels in the fair value hierarchy as of the end of each reporting period. During the years ended December 31, 2016 and 2015, there were no transfers between levels.

Other Financial Instruments - The approximate fair value of cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings is equal to book value, due to the short-term nature of these items. Our cash and cash equivalents are comprised of bank and money market accounts and are classified as Level 1. Our short-term borrowings are classified as Level 2 since the estimated fair value of the short-term borrowings can be determined using information available in the commercial paper market.

The estimated fair value of our consolidated long-term debt, including current maturities, was $8.8 billion and $7.4 billion at December 31, 2016 and 2015, respectively. The book value of long-term debt, including current maturities, was $8.3 billion and $8.4 billion at December 31, 2016 and 2015, respectively. The estimated fair value of the aggregate of ONEOK’s and ONEOK Partners’ long-term debt outstanding was determined using quoted market prices for similar issues with similar terms and maturities. The estimated fair value of our consolidated long-term debt is classified as Level 2.

During 2015 and 2014, ONEOK Partners recorded noncash impairment charges, primarily related to its equity investments in the dry natural gas area of the Powder River Basin. The valuation of these investments required use of significant unobservable inputs. ONEOK Partners used an income approach to estimate the fair value of its investments. ONEOK Partners’ discounted cash flow analysis included the following inputs that are not readily available: a discount rate reflective of its cost of capital and estimated contract rates, volumes, operating and maintenance costs and capital expenditures. The estimated fair value of these investments is classified as Level 3. See Note N for additional information about ONEOK Partners’ equity investments and the impairment charges.